Going Concern	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 3 - Going Concern

The financial statements have been prepared on a going concern basis, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

As reflected in the financial statements, the Company had an accumulated deficit of $7,128,606 at December 31, 2018, a net loss of $1,144,696 and net cash used of $781 in operating activities for the year ended December 31, 2018. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Although the Company has recently broadened its business and operating model in an effort to generate more sufficient and stable sources of revenues and cash flows, its cash position may not be sufficient to support its daily operations. While the Company believes that its new business and operating model presents a viable strategy to generate sufficient revenue and believes in its ability to raise additional funds by way of a public or private offering, there can be no assurances to that effect.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.